Ordinary Shares - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 25, 2018	Aug. 23, 2018	Jul. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Sep. 24, 2018	Aug. 22, 2018	Jun. 30, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Common stock, par value per share		$ 0.00001					$ 0.0001
Preferred shares, par value		$ 0.00001					$ 0.0001
Number of ordinary shares		10
Surrendered percentage of ordinary shares after share split		90.00%
Stock, conversion basis				IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.
IPO
Class Of Stock [Line Items]
Common stock, shares authorized		5,000,000,000
Ordinary shares, voting rights				Each Class A Ordinary Share is entitled to one vote, and each Class B Ordinary Share is entitled to ten (10) votes, voting together as one class
Ordinary shares, Value of shares authorized		$ 50,000
Stock, conversion basis				Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof.
Issuance of ordinary shares Initial Public Offering, in shares	34,200,000
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized				4,800,000,000	4,800,000,000		346,545,454
Common stock, par value per share				$ 0.00001	$ 0.00001		$ 0.0001
Ordinary shares, outstanding				98,444,732	90,200,000				25,363,636
Ordinary shares, voting rights				Each ordinary share is entitled to one vote
Common stock, shares issued		4,000,000		98,444,732	90,200,000			33,818,182
Ordinary shares, transferred								16,145,454
Ordinary shares, surrendered								17,672,728
Fair value per share		$ 3.30
Issuance of ordinary shares Initial Public Offering, in shares					34,200,000
Shares issued upon conversion (in shares)				6,750,000	18,181,818
Issuance of ordinary shares for exercised share options (in shares)				1,494,732
Class A Ordinary Shares | Key Management Founders
Class Of Stock [Line Items]
Common stock, shares issued						16,145,454
Class A Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares authorized		4,800,000,000
Common stock, par value per share		$ 0.00001
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized				150,000,000	150,000,000
Common stock, par value per share				$ 0.00001	$ 0.00001
Ordinary shares, outstanding				110,850,000	117,600,000
Common stock, shares issued				110,850,000	117,600,000
Class B Ordinary Shares | Red Better Limited
Class Of Stock [Line Items]
Common stock, shares issued						33,818,182
Class B Ordinary Shares | Viomi Limited
Class Of Stock [Line Items]
Common stock, shares issued						67,636,364
Issuance of ordinary shares Initial Public Offering, in shares			67,636,364
Class B Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares authorized		150,000,000
Common stock, par value per share		$ 0.00001
Designated Common Stock | IPO
Class Of Stock [Line Items]
Common stock, shares authorized		50,000,000
Common stock, par value per share		$ 0.00001